Operating lease receivables - Net - Operating Lease Receivables Maturity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,265,843,825	$ 1,063,992,066	$ 769,813,113
Not later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	245,419,836	204,723,974	155,267,112
Later than 1 year and not later than 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	408,682,758	344,644,619	250,043,235
Later than 3 year and not later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	389,084,863	329,579,421	209,592,871
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 222,656,368	$ 185,044,052	$ 154,909,895